ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held for Sale (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Assets Held for Sale [Roll Forward]
Balance at beginning of period	$ 645
Additions	11,316
Sales	(1,642)
Foreign exchange impact	(1)
Balance at end of period	$ 10,318